Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

Pursuant to the terms of the City Holding Company 2003 Incentive Plan and the City Holding Company 2013 Incentive Plan (the "2003 Plan" and "2013 Plan", respectively), the Compensation Committee of the Board of Directors, or its delegate, may, from time-to-time, grant stock options, stock appreciation rights (“SARs”), or stock awards to employees, directors and individuals who provide service to the Company (collectively, "Plan Participants").  The 2003 Plan expired in April of 2013 and the 2013 Plan was approved by the shareholders in April 2013. A maximum of 750,000 shares of the Company’s common stock may be issued under the 2013 plan upon the exercise of stock options, SARs and stock awards, subject to certain limitations.  These limitations may be adjusted in the event of a change in the number of outstanding shares of common stock by reason of a stock dividend, stock split or other similar event.  Specific terms of options and SARs awarded, including vesting periods, exercise prices (stock price at date of grant) and expiration dates are determined at the date of grant and are evidenced by agreements between the Company and the awardee.  The exercise price of the option grants equals the market price of the Company’s stock on the date of grant.  All incentive stock options and SARs will be exercisable up to 10 years from the date granted and all options and SARs are exercisable for the period specified in the individual agreement.  As of December 31, 2015, under both Plans, 438,515 stock options and 242,996 stock awards are still outstanding.

Each award from the 2003 Plan and 2013 Plan is evidenced by an award agreement that specifies the option price, the duration of the option, the number of shares to which the option pertains, and such other provisions as the Compensation Committee, or its delegate, determines. The option price for each grant is equal to the fair market value of a share of the Company’s common stock on the date of the grant. Options granted expire at such time as the Compensation Committee, or its delegate, determines at the date of the grant and in no event does the exercise period exceed a maximum of ten years. Upon a change-in-control of the Company, as defined in the 2003 Plan and 2013 Plan, all outstanding options and awards shall immediately vest.
Certain stock options and restricted stock awards have performance-based vesting requirements. These shares will vest in three separate annual installments of approximately 33.33% per installment on the third, fourth and fifth anniversaries of the grant date, subject further to performance-based vesting requirements. The performance-based vesting requirements are as follows:

*
First Installment – the mean return on average assets of the Company (excluding merger and acquisition expenses and other nonrecurring items as determined by the Board of Directors of the Company) of the three years immediately prior to the vesting date is equal to or exceeds the median return on average assets over the 20 year period immediately preceding the vesting date of all FDIC insured depository institutions.

*
Second Installment – the mean return on average assets of the Company (excluding merger and acquisition expenses and other nonrecurring items as determined by the Board of Directors of the Company) of the four years immediately prior to the vesting date is equal to or exceeds the median return on average assets over the 20 year period immediately preceding the vesting date of all FDIC insured depository institutions.

*
Third Installment – the mean return on average assets of the Company (excluding merger and acquisition expenses and other nonrecurring items as determined by the Board of Directors of the Company) of the five years immediately prior to the vesting date is equal to or exceeds the median return on average assets over the 20 year period immediately preceding the vesting date of all FDIC insured depository institutions.

Stock Options

A summary of the Company’s stock option activity and related information is presented below:

	2015		2014		2013
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at January 1	167,554	$36.74	173,601	$35.26	289,544	$34.38
Granted	12,961	46.41	13,953	44.43	15,475	37.74
Exercised	(81,500)	36.63	(20,000)	29.19	(126,168)	33.57
Forfeited	(4,000)	31.66	—	—	(5,250)	34.56
Outstanding at December 31	95,015	38.38	167,554	36.74	173,601	35.26

Exercisable at end of year	19,750	$34.54	89,750	$36.73	76,832	$37.97

Nonvested at beginning of year	77,804	36.76	96,769	33.10	105,960	33.81
Granted during the year	12,961	46.41	13,953	44.43	15,475	37.74
Vested during the year	(15,500)	32.09	(32,918)	29.25	(23,166)	39.64
Forfeited during the year	—	—	—	—	(1,500)	30.38
Nonvested at end of year	75,265	$39.38	77,804	$36.76	96,769	$33.10

Additional information regarding the Company's stock options outstanding and exercisable at December 31, 2015, is provided in the following table:

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
$ 25.00 - 29.99	1,250	$28.15	3.3	$22	1,250	$28.15	3.3	$22
30.00 - 34.99	11,500	31.38	3.7	164	11,500	31.38	3.7	164
35.00 - 39.99	48,351	36.04	6.2	464	—	—	—	—
40.00 - 44.99	20,953	43.24	6.3	50	7,000	40.88	2.3	33
45.00 - 50.00	12,961	46.61	9.2	—	—	—	—	—
	95,015			$700	19,750			$219

Proceeds from stock option exercises were $3.0 million in 2015, $0.6 million in 2014, and $4.2 million in 2013. Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2015, 2014 and 2013, all shares issued in connection with stock option exercises and restricted stock awards were issued from available treasury stock.

The total intrinsic value of stock options exercised was $0.9 million in 2015, $0.3 million in 2014 and $0.9 million in 2013.

Stock-based compensation expense related to stock options totaled $0.2 million for each of the years ended December 31, 2015, 2014 and 2013.  For the stock options that have performance-based criteria, management has evaluated those criteria and has determined that, as of December 31, 2015, the criteria were probable of being met. The total income tax benefit recognized in the accompanying consolidated statements of income related to stock-based compensation $0.3 million in 2015, less than $0.1 million in 2014, and $0.3 million in 2013.  Unrecognized stock-based compensation expense related to stock options approximated $0.4 million at December 31, 2015. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 1.3 years.

The fair value of the options is estimated at the date of grant using a Black-Scholes option-pricing model.   The following weighted average assumptions were used to estimate the fair value of options granted by the Company:

	2015	2014	2013

Risk-free interest rate	1.95%	2.42%	1.88%
Expected dividend yield	3.50%	3.60%	3.70%
Volatility factor	45.40%	48.75%	41.35%
Expected life of option	7.0 years	8.0 years	8.0 years

Restricted Shares

The Company measures compensation expense with respect to restricted shares in an amount equal to the fair value of the common stock covered by each award on the date of grant. The restricted shares awarded become fully vested after various periods of continued employment from the respective dates of grant. The Company is entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the restricted shares when the restrictions are released and the shares are issued. Compensation is  charged to expense over the respective vesting periods.

Restricted shares are generally forfeited if officers and employees terminate prior to the lapsing of restrictions. The Company records forfeitures of restricted stock as treasury share repurchases and any compensation cost previously recognized is reversed in the period of forfeiture.  Recipients of restricted shares do not pay any cash consideration to the Company for the shares, have the right to vote all shares subject to such grant and receive all dividends with respect to such shares, whether or not the shares have vested.  Stock-based compensation expense related to restricted shares was approximately $1.2 million for the year ended December 31, 2015, $1.0 million for year ended December 31, 2014, and $0.8 million for the year ended December 31, 2013.  For the restricted shares that have performance-based criteria, management has evaluated those criteria and has determined that, as of December 31, 2015, the criteria were probable of being met. Unrecognized stock-based compensation expense related to non-vested restricted shares was $2.9 million at December 31, 2015. At December 31, 2015, this unrecognized expense is expected to be recognized over 3.1 years based on the weighted average-life of the restricted shares.

A summary of the Company’s restricted shares activity and related information is presented below:

	2015		2014		2013
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	163,431		142,469		116,711
Granted	26,840	$46.45	27,162	$39.72	35,083	$38.07
Forfeited/Vested	(17,350)		(6,200)		(9,325)
Outstanding at December 31	172,921		163,431		142,469

401(k) Plan

The Company provides retirement benefits to its employees through the City Holding Company 401(k) Plan and Trust (“the 401(k) Plan”), which is intended to be compliant with Employee Retirement Income Security Act (ERISA) section 404(c). The Company’s total expense associated with the retirement benefit plan approximated $0.7 million in 2015, $0.8 million in 2014, and $0.8 million in 2013.  The total number of shares of the Company’s common stock held by the 401(k) Plan as of December 31, 2015 and 2014 is 291,736 and 303,443, respectively.

Defined Benefit Plans
The Company maintains two defined benefit pension plans (“the Defined Benefit Plans”), which were inherited from the Company's acquisition of the plan sponsors (Horizon Bancorp, Inc. and Community Financial Corporation). The Horizon Defined Benefit Plan was frozen in 1999 and maintains a December 31st year-end for purposes of computing its benefit obligations. The Community Defined Benefit Plan was frozen in 2012 and maintains a December 31st year-end for purposes of computing its benefit obligations.
Primarily as a result of the interest rate environment over the past several years and a revised mortality table issued in 2014, the benefit obligation exceeded the estimated fair value of plan assets as of December 31, 2015 and December 31, 2014. The Company has recorded a pension liability of $2.3 million and $6.7 million as of December 31, 2015 and 2014, included within Other Liabilities within the Consolidated Balance Sheets, and a $4.8 million and $5.3 million, net of tax, underfunded pension liability in Accumulated Other Comprehensive Income within Shareholders’ Equity at December 31, 2015 and 2014, respectively. The following table summarizes activity within the Company's Defined Benefit Plans (dollars in thousands):

	Pension Benefits
	2015	2014

Change in fair value of plan assets:
Fair value at beginning of measurement period	$14,667	$14,726
Actual (loss) gain on plan assets	(231)	496
Contributions	4,399	409
Benefits paid	(1,400)	(964)
Fair value at end of measurement period	17,435	14,667

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(21,390)	(17,524)
Interest cost	(813)	(836)
Actuarial gain (loss)	1,103	(3,994)
Benefits paid	1,400	964
Benefit obligation at end of measurement period	(19,700)	(21,390)

Funded status	$(2,265)	$(6,723)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	4.26%	3.93%
Expected long-term rate of return	5.75%	6.92%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	3.93%	4.89%
Expected long-term rate of return	6.92%	7.35%

During the year ended December 31, 2015, the Company made contributions totaling $4.4 million to the Horizon Defined Benefit Plan. Based on these payments, the Company anticipates making no contributions to the plan for the year ending December 31, 2016. Based on the funding status of the Community Defined Benefit plan, no contributions were required during the year ended December 31, 2015 and no contributions are anticipated being required for the year ending December 31, 2016.

The following table presents the components of the net periodic pension cost of the Company's Defined Benefit Plans (in thousands):

	2015	2014	2013

Components of net periodic benefit:
Interest cost	$813	$836	$776
Expected return on plan assets	(937)	(1,032)	(979)
Net amortization and deferral	960	696	1,106
Net Periodic Pension Cost	$836	$500	$903

Amounts related to the Company's Defined Benefit Pension Plans recognized as a component of other comprehensive income were as follows (in thousands):

	2015	2014	2013
Net actuarial gain (loss)	$910	$(3,906)	$3,469
Deferred tax (expense) benefit	(320)	1,436	(1,332)
Other comprehensive income (loss), net of tax	$590	$(2,470)	$2,137

Amounts recognized as a component of accumulated other comprehensive loss as of December 31, 2015 and 2014 were as follows (in thousands):

	2015	2014
Net actuarial loss	$7,552	$8,463
Deferred tax benefit	(2,792)	(3,113)
Amounts included in accumulated other comprehensive loss, net of tax	$4,760	$5,350

The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter (in thousands):

Plan Year Ending December 31,	Expected Benefits to be Paid

2016	$1,047
2017	1,144
2018	1,245
2019	1,100
2020	1,133
2021 through 2025	5,782

The major categories of assets in the Company’s Defined Benefit Plans as of year-end are presented in the following table (in thousands).  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Twenty).

	Total	Level 1	Level 2	Level 3
2015
Cash and cash equivalents	$1,441	$1,441	$—	$—
Mutual funds	5,617	5,473	144
Investment funds	2,651	607	1,371	673
Common stocks	5,082	3,880	1,202	—
Mortgage-backed securities	288	—	288	—
Government and GSE bonds	1,313	—	1,313	—
Corporate Bonds	1,043	—	1,043	—
Total	$17,435	$11,401	$5,361	$673

2014
Cash and cash equivalents	$959	$959	$—	$—
Mutual funds	6,162	5,656	506	—
Investment funds	1,610	—	1,014	596
Common stocks	3,941	3,119	822	—
Mortgage-backed securities	53	—	53	—
Government and GSE bonds	1,171	—	1,171	—
Corporate Bonds	771	—	771	—
Total	$14,667	$9,734	$4,337	$596

Mutual funds include large value and fixed income funds.  Common stocks include investments in small to mid cap funds and large cap funds primarily located inside of the United States.  Common stocks also include funds invested in commercial real estate as well as international value funds.  Government and GSE bonds include U.S. Treasury notes with varying maturity dates.  Corporate bonds include taxable bonds issued by U.S. corporations.

Horizon Defined Benefit Plan (Investment Strategy)

The Horizon Defined Benefit Plan is administered by the West Virginia Bankers Association (“WVBA”) and all investment policies and strategies are established by the WVBA Pension Committee. The policy established by the Pension Committee is to invest assets per target allocations, as detailed in the table below. The assets are reallocated periodically to meet these target allocations. The investment policy is reviewed periodically, under the advisement of a certified investment advisor, to determine if the policy should be revised.

The overall investment return goal is to achieve a return greater than a blended mix of stated indices tailored to the same asset mix of the plan assets by 0.5%, after fees, over a rolling five years moving average basis. Allowable assets include cash equivalents, fixed income securities, equity securities, alternative investments, mutual funds, exchange-traded funds, managed separate accounts, investment partnerships and commingled funds. Prohibited investments include, but are not limited to, private placements, limited partnerships, venture capital investments, direct investment in private real estate properties and residual remics. Unless explicitly authorized by the Pension Committee, the use of leverage or speculative use of derivatives is prohibited unless as part of an alternative asset program or as means for real asset managers to hedge investment risk or replicate investment positions at a lower cost than would otherwise be created in a cash market. Managers using derivatives must have systems in place to rigorously analyze and monitor duration, liquidity and counter-party credit risk in order to minimize the risk associated with the use of derivatives.

In order to achieve a prudent level of portfolio diversification, the securities of any one company are not to exceed more than 15% of the total plan assets, and no more than 25% of total plan assets are to be invested in any one industry (other than securities of the U.S. government or agencies thereof). Additionally, no more than 30% of plan assets shall be invested in foreign securities (both equity and fixed), if any. Exchange traded index funds are allowable investments and are not subject to these restrictions.

The expected long-term rate of return for the plan’s assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2015	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2015	2014

Equity securities	63%	40-90%	51%	53%
Fixed income securities	15%	10-40%	20%	23%
Cash and cash equivalents	2%	3-10%	10%	9%
Alternative investments	20%	0-25%	19%	15%
Total	100%		100%	100%

Community Defined Benefit Plan (Investment Strategy)

The Community Defined Benefit Plan is administered by the Virginia Bankers Association ("VBA") and all investment polices are established by the Board of Directors of the VBA Benefits Corporation. The investment goal is to provide asset allocation models with varying degrees of investment return and risk consistent with each bank's funding objectives and participant demographics. The Board of Directors shall at least annually review the overall investment program, and each investment alternative, to ensure the current investment mix will achieve the goals of the Plan and participating banks.

The performance goal for the investments of the Plan is to exceed the investment benchmarks over the most recent three and five year periods while taking less risk than the market. Approved asset classes include equity securities, fixed income securities and cash equivalents.

Allocations to the equity and fixed income asset classes may vary within a range of + or - 5% of the noted Target, as detailed in the table below. The minimum and maximum allocations for each sub-asset class within the equity and fixed classes are equity to 50% and 150%, respectively, of its long-term strategy target allocation.

The expected long-term rate of return for the plan’s assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target Allocation 2015	Allowable- Allocation Range	Percentage of Plan Assets At December 31
			2015	2014

Equity securities	25%	20%-30%	25%	25%
Fixed income securities	75%	70%-80%	75%	75%
	100%		100%	100%

Pentegra Defined Benefit Plan

In addition, the Company and its subsidiary participate in the Pentegra Defined Benefit Plan for Financial Institutions ("The Pentegra DB Plan"), a tax-qualified defined benefit pension plan. The Pentegra DB Plan's Employer Identification Number is 13-5645888 and the Plan Number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multiple-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan. The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by a participating employer may be used to provide benefits to participants of other participating employers. The funded status as of July 1, 2015 (the latest available valuation report) was 104.86%. It is the policy of the Company to fund the normal cost of the Pentegra DB Plan on an annual basis.  Other than for normal plan expenses, no contributions were required for the years ended December 31, 2015, 2014 and 2013.  The benefits of the Pentegra DB Plan were frozen prior to the acquisition of Classic Bancshares in 2005, and it is the intention of the Company to fund benefit amounts when assets of the plan are sufficient.

Employment Contracts

The Company has entered into employment contracts with certain of its current executive officers. The employment contracts provide for, among other things, the payment of termination compensation in the event an executive officer either voluntarily or involuntarily terminates his employment with the Company for other than “Just Cause.” The cost of these benefits was previously accrued for each executive and is included in Other Liabilities within the Consolidated Balance Sheets. The liability was $2.0 million at both December 31, 2015 and 2014 and is fully vested, and therefore no charge to operations was incurred for the years ended December 31, 2015 and December 31, 2014.

Other Post-Retirement Benefit Plans

Certain entities previously acquired by the Company had entered into individual deferred compensation and supplemental retirement agreements with certain current and former directors and officers. The Company has assumed the liabilities associated with these agreements, the cost of which is being accrued over the period of active service from the date of the respective agreement. The cost of such agreements approximated $0.2 million during 2015, 2014, and 2013, respectively. The liability for such agreements approximated $6.5 million and $6.7 million at December 31, 2015 and December 31, 2014, respectively and is included within Other Liabilities in the accompanying Consolidated Balance Sheets.

To assist in funding the above liabilities, the acquired entities had insured the lives of certain current and former directors and officers. The Company is the current owner and beneficiary of insurance policies with a cash surrender value approximating $8.0 million and $7.8 million at December 31, 2015 and 2014, respectively, which is included in Other Assets in the accompanying Consolidated Balance Sheets.